PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2014	2015
	RMB	RMB

Buildings	63,818	63,643
Capital lease of property	57,324	12,000
Motor vehicles	5,798	7,113
Office and computer equipment	92,721	87,067
Leasehold improvements	64,544	66,849
Sub-total	284,205	236,672
Less: accumulated depreciation	(135,043)	(141,690)
Add: construction in progress	110	-
Total	149,272	94,982